Note 12 - Income Tax - Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Balance	$ 292
Decreases based on tax positions related to 2016	(144)
Balance	$ 148